Intangible Assets	6 Months Ended
Sep. 30, 2017
Intangible Assets [Abstract]
Intangible Assets

Note 5 — Intangible Assets

The following table sets forth the Company’s acquired intangible assets by major asset class as of September 30, 2017:

		September 30, 2017
	Useful life		Accumulated	Net
	(years)	Gross	amortization	book value
Trademark/Trade Name	5	$431,100	$(33,900)	$397,200
Software	2	1,003,600	(199,500)	804,100
Customer Relationships	2	368,600	(67,500)	301,100
Domain Names	5	106,400	(8,700)	97,700

Total		$1,909,700	$(309,600)	$1,600,100

Intangible assets amortization expense was $198,600 and $0 for the six months ended September 30, 2017 and 2016, respectively, and $309,600 and $0 for the six months ended September 30, 2017 and 2016, respectively.

Future amortization expense related to intangible assets as of September 30, 2017 are as follows:

Year Ending March 31,
2018 – 6 months remaining	$397,200
2019	794,400
2020	183,600
2021	108,000
2022	108,000
Beyond	8,900
Total	$1,600,100